UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUND

SCHEDULE OF INVESTMENTS

March 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (95.41%)

AUTOMOBILES & COMPONENTS – (4.26%)
2,867,000	Harley-Davidson, Inc.	$148,739,960
CAPITAL GOODS – (8.46%)
10,985,000	Tyco International Ltd.	295,276,800
CAPITAL MARKETS – (7.86%)
3,267,640	Ameriprise Financial, Inc.	147,239,858
1,614,000	Merrill Lynch & Co., Inc.	127,118,640
		274,358,498
COMMERCIAL SERVICES & SUPPLIES – (1.56%)
1,266,600	Pitney Bowes Inc.	54,375,138
CONSUMER FINANCE – (7.45%)
4,947,500	American Express Co.	259,991,125
DIVERSIFIED FINANCIAL SERVICES – (3.03%)
2,541,600	JPMorgan Chase & Co.	105,832,224
ENERGY – (7.62%)
4,211,500	ConocoPhillips	265,956,225
FOOD & STAPLES RETAILING – (13.56%)
4,554,100	Costco Wholesale Corp.	246,650,056
4,797,900	Wal-Mart Stores, Inc.	226,652,796
		473,302,852
FOOD, BEVERAGE, & TOBACCO – (7.85%)
2,636,400	Altria Group, Inc.	186,815,304
2,080,200	Coca-Cola Co.	87,097,974
		273,913,278
HEALTH CARE EQUIPMENT & SERVICES – (2.11%)
1,609,600	HCA, Inc.	73,703,584
INSURANCE BROKERS – (4.21%)
5,004,800	Marsh & McLennan Cos, Inc.	146,940,928
MOVIES & ENTERTAINMENT – (1.86%)
3,865,700	Time Warner Inc.	64,905,103
MULTI-LINE INSURANCE – (8.53%)
4,508,600	American International Group, Inc.	297,973,374
PHARMACEUTICALS & BIOTECHNOLOGY – (1.53%)
901,500	Johnson & Johnson	53,386,830
PROPERTY & CASUALTY INSURANCE – (4.90%)
1,375	Berkshire Hathaway Inc., Class A*	124,231,250
2,149,450	Old Republic International Corp.	46,900,999
		171,132,249
SOFTWARE & SERVICES – (4.28%)
5,489,400	Microsoft Corp.	149,366,574

CLIPPER FUND

SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2006 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TELECOMMUNICATION SERVICES – (2.02%)
2,732,000	Sprint Nextel Corp.	$70,594,880
THRIFT & MORTGAGE FINANCE – (4.32%)
2,220,500	Golden West Financial Corp.	150,771,950

Total Common Stock – (identified cost $2,811,255,652)	3,330,521,572

SHORT TERM INVESTMENTS – (4.53%)

$27,552,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.80%,
	04/03/06, dated 03/31/06, repurchase value of $27,563,021
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-6.00%, 07/01/35-04/01/36, total market
	value $28,103,040)	27,552,000
64,807,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.81%, 04/03/06,
	dated 03/27/06, repurchase value of $64,867,613 (collateralized by:
	U.S. Government agency mortgages in a pooled cash account,
	4.50%-6.50%, 10/01/18-03/01/36, total market value $66,103,140)	64,807,000
65,600,000	Nomura Securities International, Inc. Joint Repurchase Agreement,
	4.83%, 04/03/06, dated 03/31/06, repurchase value of $65,626,404
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.375%-6.125%, 09/17/10-02/01/36
	total market value $66,912,000)	65,600,000

Total Short Term Investments – (identified cost $157,959,000)	157,959,000

Total Investments – (99.94%) – (identified cost $2,969,214,652) – (a)	3,488,480,572
Other Assets Less Liabilities – (0.06%)	2,131,277
Net Assets – (100.00%)	$3,490,611,849

*Non-Income Producing Security.

(a)  Aggregate cost for Federal Income Tax purposes is $2,971,228,415. At March 31, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$537,176,916
Unrealized depreciation	(19,924,759)
Net unrealized appreciation	$517,252,157

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 30, 2006

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: May 30, 2006